Marketable Securities (Details) - USD ($)			12 Months Ended
	Oct. 31, 2022	May 31, 2022	Dec. 31, 2023	Jul. 31, 2023	Jul. 07, 2023	Apr. 30, 2023	Dec. 31, 2022
Marketable Securities (Details) [Line Items]
Common shares	80,000	11,308,250		185,000,000		8,566,975
Market value per share (in Dollars per share)	$ 0.12	$ 0.27
Shares issued		11,308,250	5,596,680
Converted shares		11,308,250
Cost base shareholdings amount (in Dollars)	$ 9,530		$ 2,802,030
Fair value (in Dollars)			$ 2,265,794				$ 3,924,156
Price per share (in Dollars per share)			$ 0.2			$ 0.33	$ 0.35
Prime fuels consideration percentage	10.00%
Shareholding, percentage			19.90%	19.56%		19.90%
Additinal shares			696,825
Total aggregate shares			9,327,800
Held shares			3,731,120
Fair value shares			9,327,800
Consideration received				5,000,000
Marketable Securities [Member]
Marketable Securities (Details) [Line Items]
Cost base shareholdings amount (in Dollars)			$ 3,041,955
Nuclear Fuels, Inc [Member]
Marketable Securities (Details) [Line Items]
Common shares					64,000
Price per share (in Dollars per share)			$ 0.544
Fair value shares			5,077,980
Neutron Energy, Inc. [Member]
Marketable Securities (Details) [Line Items]
Fair value (in Dollars)			$ 12,589,065
Price per share (in Dollars per share)			$ 0.068